Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 15,060	$ 22,448	$ 23,975
Costs of sales - other	(13,472)	(20,308)	(19,614)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross profit	(2,262)	259	4,361
General and administrative expenses	(7,620)	(13,811)	(9,651)
Total gain/(loss) on solar development	30	(13)	769
Other income	119	662	960
Depreciation and amortization	(1,581)	(1,620)	(1,453)
Operating loss	(11,314)	(14,523)	(5,014)
Restructuring and other non-recurring costs	(2,084)	(443)	(2,877)
Finance expense - net	(6,210)	(8,431)	(274)
Profit/(loss) before income tax	(19,608)	(23,397)	(8,165)
Income tax	(541)	1,968	138
Loss for the year	(20,148)	(21,429)	(8,027)
Loss for the year	(24,355)	(22,054)	(7,958)
Other gains/(losses)	30	(13)	769
Assets	61,416	69,657	76,512
Liabilities	(57,670)	(48,042)	(36,094)
Net assets/(liabilities)	3,746	21,615	40,418
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		15,200	15,200
Income tax	0	149	(24)
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	15,060	37,616	40,411
Costs of sales - other	(13,472)	(34,150)	(34,084)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross profit	(2,262)	1,585	6,327
General and administrative expenses	(7,620)	(15,296)	(11,133)
Total gain/(loss) on solar development	(4,177)	(13)	769
Other income	119	986	1,512
Depreciation and amortization	(1,581)	(2,387)	(2,256)
Operating loss	(15,521)	(15,125)	(4,781)
Restructuring and other non-recurring costs	(2,084)	(443)	(2,880)
Finance expense - net	(6,210)	(8,603)	(411)
Profit/(loss) before income tax	(23,815)	(24,171)	(8,072)
Income tax	(541)	2,117	114
Loss for the year	(24,355)	(22,054)	(7,958)
Other gains/(losses)	(4,177)	(13)	769
Critical Power Services segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	13,596	20,958	22,396
Costs of sales - other	(11,900)	(18,804)	(18,322)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross profit	(2,154)	273	4,074
General and administrative expenses	(1,390)	(1,568)	(1,522)
Total gain/(loss) on solar development	0	103	36
Other income	50	662	960
Depreciation and amortization	(895)	(1,165)	(1,099)
Operating loss	(4,389)	(1,695)	2,449
Restructuring and other non-recurring costs	(1)	45	(24)
Finance expense - net	(6,841)	(7,470)	1,824
Profit/(loss) before income tax	(11,231)	(9,120)	4,249
Income tax	(619)	1,349	(691)
Loss for the year	(11,850)	(7,771)	3,558
Other gains/(losses)	0	103	36
Assets	18,034	30,878	35,604
Liabilities	(15,539)	(13,452)	(9,442)
Net assets/(liabilities)	2,495	17,426	26,162
Critical Power Services segment [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	15,168	16,436
Costs of sales - other	0	(13,842)	(14,470)
Cost of sales - non-recurring events	0	0	0
Gross profit	0	1,326	1,966
General and administrative expenses	0	(1,485)	(1,482)
Total gain/(loss) on solar development	(4,207)	0	0
Other income	0	324	552
Depreciation and amortization	0	(767)	(803)
Operating loss	(4,207)	(602)	233
Restructuring and other non-recurring costs	0	0	(3)
Finance expense - net	0	(172)	(137)
Profit/(loss) before income tax	(4,207)	(774)	93
Income tax	0	149	(24)
Loss for the year	(4,207)	(625)	69
Other gains/(losses)	(4,207)	0	0
Solar development segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	185
Costs of sales - other	0	0	0
Cost of sales - non-recurring events	0	0	0
Gross profit	0	0	185
General and administrative expenses	(297)	(80)	(1,309)
Total gain/(loss) on solar development	0	(139)	733
Other income	69	0	0
Depreciation and amortization	0	0	(4)
Operating loss	(228)	(219)	(395)
Restructuring and other non-recurring costs	0	0	0
Finance expense - net	(34)	0	(24)
Profit/(loss) before income tax	(262)	(219)	(419)
Income tax	0	0	96
Loss for the year	(262)	(219)	(323)
Other gains/(losses)	0	(139)	733
Assets	12,726	22,505	24,693
Liabilities	0	(377)	(767)
Net assets/(liabilities)	12,726	22,128	23,926
Electric Vehicles segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	1,464	1,490	1,394
Costs of sales - other	(1,572)	(1,504)	(1,292)
Cost of sales - non-recurring events	0	0	0
Gross profit	(108)	(14)	102
General and administrative expenses	(1,005)	(2,901)	(1,923)
Total gain/(loss) on solar development	0	0	0
Other income	0	0	0
Depreciation and amortization	(673)	(443)	(346)
Operating loss	(1,786)	(3,358)	(2,167)
Restructuring and other non-recurring costs	(214)	(429)	(631)
Finance expense - net	936	(974)	(1)
Profit/(loss) before income tax	(1,064)	(4,761)	(2,799)
Income tax	(40)	575	733
Loss for the year	(1,104)	(4,186)	(2,066)
Other gains/(losses)	0	0	0
Assets	17,493	14,202	9,027
Liabilities	(7,564)	(4,528)	(2,093)
Net assets/(liabilities)	9,929	9,673	6,934
Sustainable Energy Solutions segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Costs of sales - other	0	0	0
Cost of sales - non-recurring events	0	0	0
Gross profit	0	0	0
General and administrative expenses	(367)	(1,660)	0
Total gain/(loss) on solar development	30	23	0
Other income	0	0	0
Depreciation and amortization	(3)	(3)	0
Operating loss	(340)	(1,640)	0
Restructuring and other non-recurring costs	0	0	0
Finance expense - net	(50)	23	0
Profit/(loss) before income tax	(390)	(1,617)	0
Income tax	119	192	0
Loss for the year	(271)	(1,425)	0
Other gains/(losses)	30	23	0
Assets	10,343	1,170	0
Liabilities	(645)	(485)	0
Net assets/(liabilities)	9,698	685	0
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Costs of sales - other	0	0	0
Cost of sales - non-recurring events	0	0	0
Gross profit	0	0	0
General and administrative expenses	(4,561)	(7,602)	(4,897)
Total gain/(loss) on solar development	0	0	0
Other income	0	0	0
Depreciation and amortization	(10)	(9)	(4)
Operating loss	(4,571)	(7,611)	(4,901)
Restructuring and other non-recurring costs	(1,869)	(59)	(2,222)
Finance expense - net	(221)	(10)	(2,073)
Profit/(loss) before income tax	(6,661)	(7,680)	(9,196)
Income tax	0	(148)	0
Loss for the year	(6,661)	(7,828)	(9,196)
Other gains/(losses)	0	0	0
Assets	2,819	903	7,188
Liabilities	(33,921)	(29,200)	(23,792)
Net assets/(liabilities)	$ (31,102)	$ (28,297)	$ (16,604)